Financial instruments - Carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 2,121,467	$ 2,074,083
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	1,515,544	1,568,822
Fair value	$ 1,561,392	$ 1,538,543